Warrants (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Warrants
Balance at beginning		€ 7,651	€ 15,271
Fair value movement on warrants unexercised	[1]	(6,886)	(7,620)
Balance at ending		€ 765	€ 7,651

[1]	recognised in profit or loss.